Provisions - Movement of provision - Caption - Minera (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Sociedads Minera Cerro Verde S.A.A.
Provisions [abstract]
Other provisions	$ 254,438	$ 275,593